MARKETABLE SECURITIES (Tables)	12 Months Ended
May 31, 2012
Summary of Marketable Securities by Asset Type

The following tables summarize marketable securities held at May 31, 2012 and 2011 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2012
Equity securities:
Stocks — foreign	$1,016	$79	$—	$1,095
Stocks — domestic	24,380	2,776	(1,046)	26,110
Mutual funds — foreign	17,489	521	(936)	17,074
Mutual funds — domestic	39,246	1,114	(1,077)	39,283

Total equity securities	82,131	4,490	(3,059)	83,562
Fixed maturity:
U.S. treasury and other government	19,347	530	(12)	19,865
Kemrock convertible bonds	22,701	—	—	22,701
Corporate bonds	2,305	349	(5)	2,649
Foreign bonds	38	1	—	39
Mortgage-backed securities	241	105	(2)	344

Total fixed maturity securities	44,632	985	(19)	45,598

Total	$126,763	$5,475	$(3,078)	$129,160

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2011
Equity securities:
Stocks — foreign	$25,387	$12,162	$—	$37,549
Stocks — domestic	28,044	4,222	(417)	31,849
Mutual funds — foreign	14,680	3,733	—	18,413
Mutual funds — domestic	30,565	2,246	(1,020)	31,791

Total equity securities	98,676	22,363	(1,437)	119,602
Fixed maturity:
U.S. treasury and other government	25,916	643	(79)	26,480
Corporate bonds	2,729	301	(1)	3,029
Mortgage-backed securities	432	101	(1)	532

Total fixed maturity securities	29,077	1,045	(81)	30,041

Total	$127,753	$23,408	$(1,518)	$149,643

Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments

Summarized below are the securities we held at May 31, 2012 and 2011 that were in an unrealized loss position and that were included in accumulated other comprehensive income, aggregated by the length of time the investments had been in that position:

	May 31, 2012		May 31, 2011
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$43,772	$(3,078)	$21,612	$(1,518)
Unrealized losses with a loss position for less than 12 months	42,114	(2,596)	19,721	(1,301)
Unrealized losses with a loss position for more than 12 months	1,658	(482)	1,891	(217)

Net Carrying Values of Debt Securities by Contractual Maturity

The net carrying values of debt securities at May 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$25,098	$25,104
One year through five years	11,787	12,070
Six years through ten years	5,378	5,628
After ten years	2,369	2,796

	$44,632	$45,598